Financial Liabilities and Derivatives - Schedule of Fair Value of the Warrants (Detail)	Jun. 30, 2022 yr
Expected Volatility [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	64.8
Expected term (in years) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	6.7
Risk Free Interest Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.3
Dividiend Yield [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0